UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RLR Capital Partners, LP
Address: 152 West 57th Street, 21st Fl
         New York, NY  10019

13F File Number:  28-12241

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Megan M. Garufi
Title:     Chief Financial Officer
Phone:     (212) 903-2760

Signature, Place, and Date of Signing:

       /s/  Megan M. Garufi     New York, NY     October 23, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     21

Form13F Information Table Value Total:     $154,401 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1 800 FLOWERS COM               CL A            68243Q106    15148  1307000 SH       SOLE                  1307000        0        0
AMERICAN STD COS INC DEL        COM             029712106    10104   283650 SH       SOLE                   283650        0        0
ARMSTRONG WORLD INDS INC NEW    COM             04247X102     5719   140900 SH       SOLE                   140900        0        0
C&D TECHNOLOGIES INC            COM             124661109     1899   381410 SH       SOLE                   381410        0        0
CKE RESTAURANTS INC             COM             12561E105    15203   937850 SH       SOLE                   937850        0        0
DOMTAR CORP                     COM             257559104      930   113400 SH       SOLE                   113400        0        0
FLOW INTL CORP                  COM             343468104     2414   273700 SH       SOLE                   273700        0        0
GOODMAN GLOBAL INC              COM             38239A100    16695   699100 SH       SOLE                   699100        0        0
GREENFIELD ONLINE INC           COM             395150105     6230   408500 SH       SOLE                   408500        0        0
GRUPO TELEVISA SA DE CV         SP ADR REP ORD  40049J206     2156    89200 SH       SOLE                    89200        0        0
HYPERCOM CORP                   COM             44913M105    13010  2878245 SH       SOLE                  2878245        0        0
KENNAMETAL INC                  COM             489170100    11824   140800 SH       SOLE                   140800        0        0
LODGENET ENTMT CORP             COM             540211109     6251   246500 SH       SOLE                   246500        0        0
NESS TECHNOLOGIES INC           COM             64104X108     7078   648200 SH       SOLE                   648200        0        0
OUTDOOR CHANNEL HLDGS INC       COM NEW         690027206     2041   226030 SH       SOLE                   226030        0        0
PHI INC                         COM NON VTG     69336T205     2883    95658 SH       SOLE                    95658        0        0
SAPIENT CORP                    COM             803062108    13617  2029343 SH       SOLE                  2029343        0        0
TEKELEC                         COM             879101103     6382   527466 SH       SOLE                   527466        0        0
TRAVELCENTERS OF AMERICA LLC    COM             894174101     4271   131003 SH       SOLE                   131003        0        0
TRONOX INC                      COM CL B        897051207     5629   623400 SH       SOLE                   623400        0        0
WILLIAMS SONOMA INC             COM             969904101     4917   150750 SH       SOLE                   150750        0        0